Putnam Short-Term Municipal Income Fund
The fund's portfolio
8/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.06% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (97.0%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.4%)
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	$500,000	$524,495

			524,495
Arizona (1.6%)
Coconino Cnty., Poll. Control Corp. Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), Ser. B, 3.75%, 3/1/39	A+	750,000	746,711
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 5.75%, 11/15/24	BBB+/P	420,000	419,959
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.25%, 12/1/25	A3	1,000,000	1,018,239

			2,184,909
California (8.9%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West Oblig. Group), Ser. A, 4.00%, 3/1/43	A-	230,000	208,083
CA Hsg. Fin. Agcy. Mandatory Put Bonds (8/1/26), Ser. A-2, FHA Insd., 3.60%, 8/1/63	Aa2	2,500,000	2,497,966
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/26	Baa3	100,000	102,631
5.00%, 8/1/24	Baa3	100,000	100,717
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 4.41%, 8/1/47	A2	1,000,000	990,579
Mandatory Put Bonds (1/31/24), (DesertXpress Enterprises, LLC), 3.65%, 1/1/50	VMIG1	2,000,000	1,989,587
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM
5.00%, 11/1/28	AA	115,000	122,565
5.00%, 11/1/27	AA	100,000	105,150
CA State Muni. Fin. Auth. Rev. Bonds
(CA Lutheran U.), 5.00%, 10/1/26	Baa1	570,000	587,750
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/30	A-/F	165,000	165,012
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	2,000,000	1,776,275
Fontana, Special Tax Bonds, (Cmnty. Fac. Dist. No. 85), 3.00%, 9/1/23	BB+/P	250,000	250,000
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	1,045,000	1,115,292
Los Angeles, Dept. of Arpt. Rev. Bonds, 5.00%, 5/15/28	Aa3	500,000	531,907
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A2	1,500,000	1,497,807
Port of Oakland Rev. Bonds, 1.181%, 5/1/25	A1	600,000	561,196

			12,602,517
Colorado (1.5%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/24	A-	800,000	810,456
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 3.901%, 9/1/39	A1	1,000,000	997,717
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
5.00%, 7/15/25	Baa1	160,000	163,069
5.00%, 7/15/24	Baa1	100,000	100,500

			2,071,742
Connecticut (3.6%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/10/26), Ser. A, 2.80%, 7/1/48	Aaa	1,000,000	975,987
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Stamford Hosp. Oblig. Group (The)), Ser. L-1, 4.00%, 7/1/24	BBB+	500,000	497,934
(Yale U.), Ser. A-1, 3.75%, 7/1/42	Aaa	3,000,000	3,000,000
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. D2, 3.00%, 5/15/24	Aaa	600,000	595,912

			5,069,833
District of Columbia (2.4%)
DC Rev. Bonds
(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	308,357
(Plenary Infrastructure DC, LLC), 5.00%, 8/31/25	A3	500,000	506,700
Metro. DC Arpt. Auth. Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/27	Aa3	2,540,000	2,563,191

			3,378,248
Florida (13.4%)
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	1,000,000	1,001,269
Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	1,000,000	987,001
FL Insurance Assistance Interlocal Agcy. Rev. Bonds, Ser. A-1, 5.00%, 9/1/26	A2	1,000,000	1,033,463
FL Insurance Assistance Interlocal Agcy., Inc. VRDN Ser. A-2, 4.48%, 9/1/32	VMIG 1	5,000,000	5,000,000
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	150,000	159,295
FL State Hsg. Fin. Corp. Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,295,000	2,347,689
FL State Hsg. Fin. Corp. Rev. Bonds, Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.50%, 7/1/52	Aaa	2,100,000	2,036,906
Miami-Dade Cnty., Mandatory Put Bonds (7/1/24), (Waste Management, Inc.), Ser. B, 4.435%, 11/1/48	A-	1,000,000	983,918
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25), (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	500,000	507,371
Miami-Dade Cnty., School Dist. Rev. Bonds, 5.00%, 6/18/24	MIG1	2,000,000	2,023,027
Palm Beach Cnty., HFA Mandatory Put Bonds (2/1/24), (Christian Manor Restoration, LP), 1.25%, 2/15/25	Aaa	1,985,000	1,953,634
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	535,000	544,520
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A, 4.00%, 12/15/28	BB+/F	200,000	187,889

			18,765,982
Georgia (1.4%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	500,000	484,477
Mandatory Put Bonds (6/13/24), (GA Pwr. Co.), 2.15%, 10/1/32	Baa1	230,000	224,905
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 4.39%, 4/1/48 (Prerefunded (9/1/23)	Aa1	800,000	800,000
Monroe Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/48	Baa1	500,000	495,319

			2,004,701
Hawaii (0.4%)
Honolulu City & Cnty., Mulit-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	535,000	550,972

			550,972
Illinois (6.1%)
Chicago, Special Assmt. Bonds, 1.99%, 12/1/23	BBB/P	98,000	97,389
Chicago, O'Hare Intl. Arpt. Fac. Charge Rev. Bonds, 5.00%, 1/1/26	A+	3,315,000	3,316,012
Cook Cnty., Cmnty. College G.O. Bonds, (Dist. No. 508), 5.25%, 12/1/30	BBB	500,000	500,324
IL State G.O. Bonds, Ser. A
5.00%, 10/1/24	A3	500,000	506,547
5.00%, 3/1/24	A3	800,000	804,746
IL State Fin. Auth. Rev. Bonds
Mandatory Put Bonds (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA+	500,000	510,470
Mandatory Put Bonds (11/15/24), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-1, 5.00%, 5/15/50	A	500,000	503,364
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	75,060
(The Washington and Jane Smith Home), 4.00%, 10/15/24	BBB-/F	215,000	212,308
(The Washington and Jane Smith Home), 4.00%, 10/15/23	BBB-/F	205,000	204,751
IL State Hsg. Dev. Auth. Rev. Bonds, Ser. D, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 10/1/24	Aaa	950,000	941,934
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	1,000,000	997,671

			8,670,576
Indiana (1.7%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/24	AA+	1,160,000	1,173,642
IN State Fin Auth. Mandatory Put Bonds (11/15/23), (Fulcrum Centerpoint, LLC), 4.50%, 12/15/46	VMIG 1	650,000	649,078
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	A-	500,000	488,155

			2,310,875
Iowa (0.2%)
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	300,000	293,963

			293,963
Kentucky (1.6%)
Owen Cnty., Wtr. Fac. Mandatory Put Bonds (9/1/28), (KY-American Wtr. Co.), 3.875%, 6/1/40(FWC)	A	2,250,000	2,234,611

			2,234,611
Louisiana (0.4%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	400,000	396,905
St. John The Baptist Parish Mandatory Put Bonds (7/1/24), (Marathon Oil Corp.), 2.125%, 6/1/37	Baa3	100,000	98,259

			495,164
Maryland (0.2%)
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 2.625%, 7/1/24	BB/P	70,000	68,979
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	200,000	212,735

			281,714
Massachusetts (0.8%)
Lowell, Collegiate Charter School Rev. Bonds, 4.00%, 6/15/24	BB-/P	20,000	19,859
Nahant, G.O. Bonds, 4.75%, 1/25/24	Aa3	1,023,900	1,027,420

			1,047,279
Michigan (1.6%)
Detroit, G.O. Bonds, 5.00%, 4/1/25	Ba1	600,000	606,765
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), 4.75%, 7/1/28	Ba1	525,000	507,764
MI State Fin. Auth. Rev. Bonds
(Detroit, Regl. Convention Fac. Auth.), Ser. H-1, 5.00%, 10/1/28	AA-	1,000,000	1,013,223
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	125,607	118,509

			2,246,261
Minnesota (1.0%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 3.00%, 7/1/24	BB/P	200,000	196,792
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	BBB-	535,000	544,602
Minnetonka, Hsg. Fac. VRDN, (Beacon Hill, Inc.), FNMA Coll., 4.03%, 5/15/34	VMIG 1	575,000	575,000
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	20,000	19,936

			1,336,330
Mississippi (1.4%)
MS Bus. Fin. Comm. Gulf Opportunity Zone Rev. Bonds, (Chevron USA, Inc.), Ser. B, 3.80%, 12/1/30	Aa2	980,000	980,000
MS Bus. Fin. Comm. Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. G, 3.80%, 11/1/35	VMIG 1	920,000	920,000

			1,900,000
Missouri (3.5%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/30	A2	1,000,000	1,057,648
5.00%, 3/1/27	A2	1,000,000	1,036,940
5.00%, 3/1/26	A2	500,000	511,901
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Science & Pharmacy in St. Louis), 5.00%, 5/1/28	BBB-	500,000	510,253
MO State Hlth. & Edl. Fac. Auth. VRDN, (St. Louis U.), Ser. B-2, 3.75%, 10/1/35	VMIG 1	1,250,000	1,250,000
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B, 3.375%, 12/1/31	BBB	500,000	473,685

			4,840,427
Montana (0.9%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	1,300,000	1,291,183
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	5,000	4,963

			1,296,146
Nebraska (0.7%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	1,000,000	1,002,548

			1,002,548
Nevada (0.4%)
Clark Cnty., Arpt. Rev. Bonds, (Jet Aviation Fuel Tax), 5.00%, 7/1/26	A1	500,000	514,581

			514,581
New Jersey (4.3%)
Hudson Cnty., Impt. Auth. Rev. Bonds, Class B-1, 5.00%, 7/24/24	SP-1+	3,000,000	3,035,165
Newark, G.O. Bonds, Ser. A, AGM, 5.00%, 10/1/23	AA	960,000	960,945
NJ State Econ. Dev. Auth. Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	500,000	427,787
NJ State Econ. Dev. Auth. Rev. Bonds, (NJ Transit Corp.), Ser. B, 5.00%, 11/1/24	A2	500,000	507,669
NJ State Higher Ed. Assistance Auth. Rev. Bonds, Ser. B, 5.00%, 12/1/26	Aaa	1,015,000	1,041,600

			5,973,166
New Mexico (1.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	250,000	193,136
NM State Mtge. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	2,000,000	2,030,144

			2,223,280
New York (6.8%)
Long Island, Pwr. Auth. Elec. Syst.
Mandatory Put Bonds (9/1/26), Ser. B, 1.50%, 9/1/51	A2	200,000	184,489
Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	500,000	468,817
NY City, VRDN, (Fiscal 2023), Ser. A-4, 3.90%, 9/1/49	VMIG 1	1,500,000	1,500,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	1,500,000	1,474,812
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A-1, 1.40%, 5/1/24	AA+	475,000	467,080
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 3.90%, 6/15/43	VMIG 1	1,500,000	1,500,000
NY State Dorm. Auth. Rev. Bonds, (St. Joseph's College)
5.00%, 7/1/30	BBB-/F	75,000	79,158
5.00%, 7/1/29	BBB-/F	75,000	78,720
5.00%, 7/1/28	BBB-/F	75,000	78,178
5.00%, 7/1/26	BBB-/F	200,000	204,597
5.00%, 7/1/24	BBB-/F	175,000	176,016
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/25	Baa1	225,000	229,844
Philipstown, G.O. Bonds, Ser. B, 4.75%, 7/5/24	A2	2,000,000	2,012,968
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/25	Aa3	960,000	982,964

			9,437,643
North Carolina (1.3%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. Mandatory Put Bonds (10/31/25), (Atrium Hlth.), Ser. E, 0.80%, 1/15/48	Aa3	2,000,000	1,837,429

			1,837,429
Ohio (4.0%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
5.00%, 11/15/27	BBB+/F	180,000	187,310
5.00%, 11/15/25	BBB+/F	255,000	260,407
Franklin Cnty., Mandatory Put Bonds (11/1/23), (Trinity Hlth. Corp.), 3.50%, 12/1/46	Aa3	2,000,000	1,999,884
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	700,000	708,799
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/26	BBB+/F	100,000	101,260
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/25	BBB+/F	100,000	100,607
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/24	BBB+/F	90,000	90,130
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	500,000	497,216
Youngstown, State U. Rev. Bonds, 5.00%, 12/15/30	A+	1,535,000	1,591,213

			5,536,826
Pennsylvania (4.7%)
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	2,000,000	2,081,006
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/24	A2	715,000	719,025
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.00%, 12/31/29	Baa2	270,000	288,356
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 135-A, 3.00%, 10/1/51	Aa1	1,790,000	1,733,124
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	750,000	755,743
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 4.01%, 10/1/30	VMIG 1	1,000,000	1,000,000

			6,577,254
Puerto Rico (0.3%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	13,471	5,607
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.375%, 7/1/25	BB/P	400,000	407,609

			413,216
South Carolina (1.5%)
Patriots Energy Group Fin. Agcy. Gas Supply Mandatory Put Bonds (2/1/24), Ser. A, 4.00%, 10/1/48	Aa1	1,620,000	1,616,278
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. C, 5.00%, 12/1/25	A3	355,000	364,944
Ser. E, 5.00%, 12/1/25	A3	150,000	154,202

			2,135,424
Tennessee (2.0%)
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/26	A1	50,000	51,458
Tennergy Corp. Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa1	2,655,000	2,674,419

			2,725,877
Texas (9.8%)
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/25), Ser. B, PSFG, 3.60%, 2/15/35	AAA	300,000	299,368
Dallas, Hsg. Fin. Corp. Mandatory Put Bonds (12/1/25), (Ash Creek Hsg., LLC), FHA Insd., 5.00%, 7/1/26	Aaa	2,750,000	2,806,247
El Paso, Indpt. School Dist. Mandatory Put Bonds (8/1/26), 5.00%, 2/1/40	Aa2	2,500,000	2,571,125
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	840,000	742,968
Houston, Arpt. Syst. Rev. Bonds, Ser. A, AGM, 5.00%, 7/1/26	AA	1,000,000	1,029,162
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	600,000	614,699
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	2,000,000	1,991,340
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	1,000,000	1,007,484
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	75,000	76,331
San Antonio, Wtr. Syst. Mandatory Put Bonds (5/1/24), Ser. A, 2.625%, 5/1/49	AA+	1,000,000	990,017
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Mandatory Put Bonds (5/15/26), (Baylor Scott & White Hlth.), 5.00%, 11/15/52	Aa3	650,000	670,977
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA, 5.25%, 9/1/28	Aaa	45,000	45,019
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.00%, 5/1/25	AA	400,000	407,786
5.00%, 5/1/24	Aa2	500,000	504,017

			13,756,540
Utah (1.1%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/27	BBB-/F	455,000	461,302
Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/29	A+	500,000	520,690
UT Infrastructure Agcy. Rev. Bonds, Ser. A
3.00%, 10/15/26	BBB-/F	250,000	238,040
3.00%, 10/15/23	BBB-/F	250,000	249,485

			1,469,517
Virgin Islands (0.1%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BB/P	125,000	126,456

			126,456
Virginia (1.6%)
VA State Pub. School Auth. Rev. Bonds, 3.00%, 8/1/26	Aa1	2,000,000	1,961,568
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group), 5.00%, 1/1/25	A/F	250,000	252,864

			2,214,432
Washington (2.1%)
Port of Seattle Rev. Bonds, Ser. B, 5.00%, 5/1/27	AA-	1,000,000	1,040,550
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 4.31%, 5/1/45	Aa2	1,500,000	1,470,533
WA State Hsg. Fin. Comm. Rev. Bonds, (Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/25	A-/F	350,000	355,088

			2,866,171
Wisconsin (1.7%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	800,000	798,178
WI State COP, Ser. A, 4.00%, 9/1/24	Aa2	1,545,000	1,552,735

			2,350,913

Total municipal bonds and notes (cost $136,395,120)			$135,268,018

SHORT-TERM INVESTMENTS (2.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	3,716,806	$3,716,806
U.S. Treasury Bills 5.423%, 12/7/23(SEG)		$200,000	197,166

Total short-term investments (cost $3,913,996)			$3,913,972
TOTAL INVESTMENTS

Total investments (cost $140,309,116)			$139,181,990

FUTURES CONTRACTS OUTSTANDING at 8/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note 2 yr (Long)	41	$8,355,992	$8,355,992	Dec-23	$11,931

Unrealized appreciation					11,931

Unrealized (depreciation)					—

Total					$11,931

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2022 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $139,498,452.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$321,429	$59,549,538	$56,154,161	$142,755	$3,716,806

	Total Short-term investments	$321,429	$59,549,538	$56,154,161	$142,755	$3,716,806
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $74,890.
(FWC)	Forward commitment, in part or in entirety (Note 1).
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 4.06%, 5.44% and 5.66%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Housing	16.9%
	Local debt	14.7
	Transportation	12.7
	Education	10.2
	Healthcare	10.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$135,268,018	$—
Short-term investments	—	3,913,972	—

Totals by level	$—	$139,181,990	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$11,931	$—	$—

Totals by level	$11,931	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	10
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com